Critical Accounting Estimates and Judgments - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounting judgements and estimates [line items]
Allowances for estimated losses on trade and customer receivables	kr 2,400	kr 2,500
Percentage of allowances for estimated losses on gross trade and customer finance receivables	4.00%	5.00%
Allowances for estimated losses on inventory valuation	kr 3,600	kr 3,600
Allowances for estimated losses on inventory valuation, percentage	9.00%	11.00%
Percentage of ownership	49.07%
Write-downs for intangible assets and goodwill	kr (313)	kr (137)	kr (55)
Goodwill	38,204	34,945
Provisions	9,504	10,466	kr 10,923
Defined benefit obligation (DBO)	113,543	108,188
Fair value of plan assets	81,355	73,611
Deferred tax assets	23,109	26,296
Intellectual property rights brands and other intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Intangible assets and goodwill	kr 42,000	kr 39,800
Top of range [Member]
Disclosure of accounting judgements and estimates [line items]
Percentage of ownership	100.00%